Vessel Revenues (Predecessor)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Vessel Revenues [Abstract]
Vessel Revenues
8.	Vessel Revenues:

The following table includes the vessel revenues earned by the Company for the years ended December 31, 2022, 2023 and 2024, as presented in the accompanying combined carve-out statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Pool revenues	15,637,653	15,611,872	6,768,672
Total Vessel Revenues	$15,637,653	$15,611,872	$6,768,672

The Company employs its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.